Income Taxes - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Line Items]
Unrecognized tax benefits	$ 0	$ 0
State [Member]
Income Tax Disclosure [Line Items]
Operating Loss Carryforward Expiration Year Start	2035
State [Member] | Research tax credit carryforward and orphan drug tax credit [Member]
Income Tax Disclosure [Line Items]
Tax credit carryforward, amount	$ 3,500
Tax credit carryforward expiration year start	2030
State [Member] | Expirable [Member]
Income Tax Disclosure [Line Items]
Net operating loss carryforwards	$ 299,100
Domestic Tax Authority [Member]
Income Tax Disclosure [Line Items]
Net operating loss carryforwards	320,700
Domestic Tax Authority [Member] | Research tax credit carryforward and orphan drug tax credit [Member]
Income Tax Disclosure [Line Items]
Tax credit carryforward, amount	$ 14,800
Tax credit carryforward expiration year start	2035